AST LARGE-CAP VALUE PORTFOLIO
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
	Shares	Value
Long-Term Investments — 98.4%
Common Stocks — 95.4%
Aerospace & Defense — 3.3%
Boeing Co. (The)*	95,103	$20,526,080
Curtiss-Wright Corp.	1,965	1,066,877
General Dynamics Corp.	16,195	5,522,495
Huntington Ingalls Industries, Inc.(a)	13,294	3,827,476
L3Harris Technologies, Inc.	6,900	2,107,329
Northrop Grumman Corp.	55,426	33,772,170
RTX Corp.	357,772	59,865,989
Textron, Inc.	18,099	1,529,185
		128,217,601
Air Freight & Logistics — 0.7%
FedEx Corp.	112,609	26,554,328
United Parcel Service, Inc. (Class B Stock)	7,417	619,542
		27,173,870
Automobile Components — 0.3%
Aptiv PLC (United Kingdom)*(a)	35,272	3,041,152
Gentex Corp.	58,219	1,647,597
Magna International, Inc. (Canada)	129,760	6,148,029
Mobileye Global, Inc. (Israel) (Class A Stock)*	3,700	52,244
		10,889,022
Automobiles — 1.2%
Ford Motor Co.	406,790	4,865,209
General Motors Co.	714,327	43,552,517
		48,417,726
Banks — 9.3%
Bank of America Corp.	1,637,413	84,474,137
Citigroup, Inc.	586,245	59,503,867
Citizens Financial Group, Inc.(a)	97,759	5,196,868
Comerica, Inc.(a)	49,641	3,401,401
East West Bancorp, Inc.	4,219	449,113
Fifth Third Bancorp(a)	51,691	2,302,834
First Citizens BancShares, Inc. (Class A Stock)(a)	6,443	11,527,558
First Horizon Corp.	133,952	3,028,655
Huntington Bancshares, Inc.(a)	50,300	868,681
JPMorgan Chase & Co.	318,865	100,579,587
KeyCorp	34,600	646,674
M&T Bank Corp.	5,800	1,146,196
PNC Financial Services Group, Inc. (The)	163,644	32,880,989
Regions Financial Corp.(a)	31,400	828,018
Truist Financial Corp.	89,379	4,086,408
U.S. Bancorp	317,283	15,334,287
Wells Fargo & Co.(a)	379,336	31,795,944
		358,051,217
Beverages — 1.1%
Coca-Cola Co. (The)	407,600	27,032,032
Constellation Brands, Inc. (Class A Stock)(a)	35,276	4,750,619
Keurig Dr. Pepper, Inc.	63,607	1,622,614
	Shares	Value
Common Stocks (continued)
Beverages (cont’d.)
PepsiCo, Inc.	72,770	$10,219,819
		43,625,084
Biotechnology — 1.3%
AbbVie, Inc.	79,428	18,390,759
Biogen, Inc.*	20,126	2,819,250
Incyte Corp.*	4,495	381,221
Moderna, Inc.*	7,400	191,142
Regeneron Pharmaceuticals, Inc.	42,221	23,739,602
United Therapeutics Corp.*(a)	3,022	1,266,853
Vertex Pharmaceuticals, Inc.*	9,960	3,900,734
		50,689,561
Broadline Retail — 1.7%
Alibaba Group Holding Ltd. (China), ADR(a)	18,686	3,339,749
Amazon.com, Inc.*	274,155	60,196,213
eBay, Inc.	10,075	916,321
		64,452,283
Building Products — 0.8%
Builders FirstSource, Inc.*(a)	12,173	1,475,976
Carrier Global Corp.(a)	126,219	7,535,274
Johnson Controls International PLC	197,510	21,716,225
Owens Corning	9,300	1,315,578
		32,043,053
Capital Markets — 3.7%
Bank of New York Mellon Corp. (The)	28,748	3,132,382
Blackrock, Inc.	14,274	16,641,628
Charles Schwab Corp. (The)	540,060	51,559,528
CME Group, Inc.	62,780	16,962,528
Goldman Sachs Group, Inc. (The)	29,934	23,837,941
Intercontinental Exchange, Inc.	6,724	1,132,860
Jefferies Financial Group, Inc.	39,578	2,589,193
Morgan Stanley	41,700	6,628,632
Northern Trust Corp.	19,643	2,643,948
Raymond James Financial, Inc.	19,834	3,423,348
State Street Corp.	128,891	14,952,645
		143,504,633
Chemicals — 3.2%
Air Products & Chemicals, Inc.(a)	113,995	31,088,717
CF Industries Holdings, Inc.	15,106	1,355,008
Chemours Co. (The)	207,832	3,292,059
Corteva, Inc.	299,221	20,236,316
Dow, Inc.	39,400	903,442
DuPont de Nemours, Inc.	138,108	10,758,613
Eastman Chemical Co.	67,700	4,268,485
FMC Corp.(a)	224,630	7,554,307
International Flavors & Fragrances, Inc.	8,741	537,921
Linde PLC	18,588	8,829,300
LyondellBasell Industries NV (Class A Stock)(a)	18,600	912,144
Olin Corp.	148,987	3,723,185
PPG Industries, Inc.(a)	118,400	12,445,024
Sherwin-Williams Co. (The)	52,986	18,346,932
A1

AST LARGE-CAP VALUE PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
	Shares	Value
Common Stocks (continued)
Chemicals (cont’d.)
Westlake Corp.	3,200	$246,592
		124,498,045
Commercial Services & Supplies — 0.3%
Clean Harbors, Inc.*	4,522	1,050,099
Republic Services, Inc.	6,274	1,439,758
Veralto Corp.	98,815	10,534,667
		13,024,524
Communications Equipment — 2.1%
Cisco Systems, Inc.	545,727	37,338,641
F5, Inc.*(a)	48,900	15,803,991
Motorola Solutions, Inc.	42,992	19,659,812
Telefonaktiebolaget LM Ericsson (Sweden), ADR(a)	970,242	8,023,901
		80,826,345
Construction & Engineering — 0.0%
Quanta Services, Inc.	801	331,950
Construction Materials — 1.5%
Amrize Ltd.*(a)	73,374	3,560,840
CRH PLC	194,191	23,283,501
James Hardie Industries PLC*	69,462	1,334,365
Martin Marietta Materials, Inc.	40,302	25,401,545
Vulcan Materials Co.	11,026	3,391,818
		56,972,069
Consumer Finance — 2.0%
American Express Co.	78,482	26,068,581
Capital One Financial Corp.	219,189	46,595,198
SoFi Technologies, Inc.*	36,300	959,046
Synchrony Financial	38,769	2,754,537
		76,377,362
Consumer Staples Distribution & Retail — 1.6%
BJ’s Wholesale Club Holdings, Inc.*	102,520	9,559,990
Casey’s General Stores, Inc.	3,794	2,144,824
Dollar General Corp.	11,700	1,209,195
Dollar Tree, Inc.*	11,500	1,085,255
Kroger Co. (The)	65,928	4,444,206
Performance Food Group Co.*	38,193	3,973,600
Target Corp.	113,487	10,179,784
US Foods Holding Corp.*	23,845	1,827,004
Walmart, Inc.	277,400	28,588,844
		63,012,702
Containers & Packaging — 0.5%
Amcor PLC	145,767	1,192,374
Ball Corp.	235,235	11,860,549
Graphic Packaging Holding Co.(a)	78,512	1,536,480
International Paper Co.(a)	25,500	1,183,200
Packaging Corp. of America	9,135	1,990,790
Silgan Holdings, Inc.	29,162	1,254,258
Smurfit WestRock PLC	35,739	1,521,409
		20,539,060
	Shares	Value
Common Stocks (continued)
Distributors — 0.0%
Genuine Parts Co.(a)	7,700	$1,067,220
Diversified Telecommunication Services — 0.8%
AT&T, Inc.	526,632	14,872,088
Verizon Communications, Inc.	344,601	15,145,214
		30,017,302
Electric Utilities — 2.1%
Edison International	198,470	10,971,422
NextEra Energy, Inc.	346,803	26,180,158
NRG Energy, Inc.	95,800	15,514,810
PG&E Corp.(a)	88,119	1,328,835
PPL Corp.(a)	450,838	16,753,140
Southern Co. (The)	96,351	9,131,184
		79,879,549
Electrical Equipment — 0.4%
AMETEK, Inc.	15,653	2,942,764
Emerson Electric Co.(a)	106,064	13,913,476
		16,856,240
Electronic Equipment, Instruments & Components — 1.1%
CDW Corp.	23,754	3,783,537
Coherent Corp.*	5,200	560,144
Corning, Inc.	186,010	15,258,400
Flex Ltd.*	33,675	1,952,140
Keysight Technologies, Inc.*	9,706	1,697,774
Ralliant Corp.	4,047	176,975
TD SYNNEX Corp.(a)	40,271	6,594,376
TE Connectivity PLC (Switzerland)	45,078	9,895,973
Teledyne Technologies, Inc.*	1,601	938,250
Trimble, Inc.*	8,216	670,837
		41,528,406
Energy Equipment & Services — 0.6%
Baker Hughes Co.(a)	178,034	8,673,816
Halliburton Co.	49,200	1,210,320
NOV, Inc.(a)	435,284	5,767,513
Schlumberger NV	180,323	6,197,702
TechnipFMC PLC (United Kingdom)	44,607	1,759,746
		23,609,097
Entertainment — 0.7%
Electronic Arts, Inc.	3,991	804,985
Liberty Media Corp.-Liberty Formula One (Class A Stock)*	800	76,176
Liberty Media Corp.-Liberty Formula One (Class C Stock)*	7,433	776,377
Take-Two Interactive Software, Inc.*	3,927	1,014,580
Walt Disney Co. (The)	166,235	19,033,907
Warner Bros Discovery, Inc.*	262,371	5,124,105
		26,830,130
Financial Services — 2.6%
Apollo Global Management, Inc.(a)	103,900	13,846,753
Berkshire Hathaway, Inc. (Class B Stock)*	85,126	42,796,245
Block, Inc.*	18,000	1,300,860

A2

AST LARGE-CAP VALUE PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
	Shares	Value
Common Stocks (continued)
Financial Services (cont’d.)
Corebridge Financial, Inc.	140,994	$4,518,858
Corpay, Inc.*	6,241	1,797,782
Euronet Worldwide, Inc.*(a)	29,889	2,624,553
Fidelity National Information Services, Inc.	96,636	6,372,178
Fiserv, Inc.*	52,270	6,739,171
Global Payments, Inc.	8,900	739,412
MGIC Investment Corp.	97,888	2,777,083
PayPal Holdings, Inc.*	17,406	1,167,246
Visa, Inc. (Class A Stock)	49,510	16,901,724
		101,581,865
Food Products — 0.5%
Archer-Daniels-Midland Co.(a)	9,100	543,634
Campbell’s Company (The)(a)	23,970	756,972
Conagra Brands, Inc.	67,331	1,232,831
General Mills, Inc.(a)	56,686	2,858,108
Hormel Foods Corp.	23,138	572,434
J.M. Smucker Co. (The)	14,000	1,520,400
Kraft Heinz Co. (The)(a)	229,974	5,988,523
McCormick & Co., Inc. (Non-Voting Shares)	17,171	1,148,912
McCormick & Co., Inc. (Voting Shares)	1,200	80,064
Mondelez International, Inc. (Class A Stock)	50,005	3,123,812
Tyson Foods, Inc. (Class A Stock)	10,400	564,720
		18,390,410
Ground Transportation — 0.8%
CSX Corp.	112,775	4,004,640
J.B. Hunt Transport Services, Inc.	5,600	751,352
Norfolk Southern Corp.	23,663	7,108,602
XPO, Inc.*(a)	157,661	20,380,838
		32,245,432
Health Care Equipment & Supplies — 2.1%
Abbott Laboratories	37,669	5,045,386
Align Technology, Inc.*	2,600	325,572
Baxter International, Inc.(a)	17,415	396,540
Becton, Dickinson & Co.(a)	214,377	40,124,943
Cooper Cos., Inc. (The)*	6,720	460,723
Edwards Lifesciences Corp.*	25,409	1,976,058
GE HealthCare Technologies, Inc.	146,666	11,014,617
Hologic, Inc.*	16,900	1,140,581
Medtronic PLC	164,651	15,681,361
ResMed, Inc.	1,359	371,999
STERIS PLC	6,682	1,653,394
Stryker Corp.	1,089	402,571
Zimmer Biomet Holdings, Inc.(a)	31,771	3,129,443
		81,723,188
Health Care Providers & Services — 5.4%
Cardinal Health, Inc.(a)	14,136	2,218,786
Cencora, Inc.(a)	5,869	1,834,239
Centene Corp.*	9,200	328,256
Cigna Group (The)	44,748	12,898,611
CVS Health Corp.	369,338	27,844,392
	Shares	Value
Common Stocks (continued)
Health Care Providers & Services (cont’d.)
Elevance Health, Inc.	43,377	$14,015,976
HCA Healthcare, Inc.(a)	10,806	4,605,517
Humana, Inc.	75,325	19,597,305
Labcorp Holdings, Inc.	16,109	4,624,249
McKesson Corp.	61,653	47,629,409
Molina Healthcare, Inc.*	3,000	574,080
Quest Diagnostics, Inc.(a)	28,922	5,511,955
Tenet Healthcare Corp.*	4,839	982,511
UnitedHealth Group, Inc.	188,469	65,078,346
		207,743,632
Health Care REITs — 0.1%
Ventas, Inc.(a)	74,404	5,207,536
Hotels, Restaurants & Leisure — 0.8%
Carnival Corp.*	140,714	4,068,042
Darden Restaurants, Inc.	21,898	4,168,503
Flutter Entertainment PLC (United Kingdom)*(a)	3,146	799,084
Hilton Worldwide Holdings, Inc.	53,500	13,880,040
Hyatt Hotels Corp. (Class A Stock)	1,122	159,245
Starbucks Corp.(a)	75,803	6,412,934
		29,487,848
Household Durables — 1.2%
D.R. Horton, Inc.(a)	22,956	3,890,353
Garmin Ltd.	6,800	1,674,296
Lennar Corp. (Class A Stock)	67,085	8,455,393
Lennar Corp. (Class B Stock)	1,000	119,990
NVR, Inc.*	18	144,624
PulteGroup, Inc.	228,973	30,254,203
Toll Brothers, Inc.	7,612	1,051,522
		45,590,381
Household Products — 0.9%
Procter & Gamble Co. (The)	223,391	34,324,027
Industrial Conglomerates — 0.5%
3M Co.	25,256	3,919,226
Honeywell International, Inc.	69,300	14,587,650
		18,506,876
Industrial REITs — 0.3%
Prologis, Inc.	100,000	11,452,000
Insurance — 3.5%
Aflac, Inc.	18,373	2,052,264
Allstate Corp. (The)	102,700	22,044,555
American International Group, Inc.	330,515	25,958,648
Arch Capital Group Ltd.	60,104	5,453,236
Chubb Ltd.	13,096	3,696,346
Cincinnati Financial Corp.	5,205	822,911
Everest Group Ltd.	1,400	490,322
Fidelity National Financial, Inc.	18,297	1,106,786
Hartford Insurance Group, Inc. (The)	46,360	6,183,960
Loews Corp.	11,415	1,145,952
Markel Group, Inc.*	890	1,701,110
Marsh & McLennan Cos., Inc.	78,601	15,840,460
MetLife, Inc.	53,993	4,447,403

A3

AST LARGE-CAP VALUE PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
	Shares	Value
Common Stocks (continued)
Insurance (cont’d.)
Principal Financial Group, Inc.	7,900	$654,989
Progressive Corp. (The)	40,870	10,092,846
Reinsurance Group of America, Inc.	1,463	281,086
RenaissanceRe Holdings Ltd. (Bermuda)	3,790	962,395
Travelers Cos., Inc. (The)	101,832	28,433,531
Unum Group	11,897	925,349
W.R. Berkley Corp.(a)	26,100	1,999,782
		134,293,931
Interactive Media & Services — 2.6%
Alphabet, Inc. (Class A Stock)	281,435	68,416,848
Alphabet, Inc. (Class C Stock)	72,807	17,732,145
Meta Platforms, Inc. (Class A Stock)	17,084	12,546,148
		98,695,141
IT Services — 0.7%
Accenture PLC (Ireland) (Class A Stock)	71,626	17,662,972
Akamai Technologies, Inc.*	8,100	613,656
Amdocs Ltd.(a)	33,336	2,735,219
Cognizant Technology Solutions Corp. (Class A Stock)	51,141	3,430,027
EPAM Systems, Inc.*	784	118,219
Okta, Inc.*	5,500	504,350
Twilio, Inc. (Class A Stock)*	5,300	530,477
		25,594,920
Life Sciences Tools & Services — 1.5%
Agilent Technologies, Inc.	2,736	351,166
Avantor, Inc.*	24,600	307,008
Danaher Corp.	11,727	2,324,995
ICON PLC*	1,400	245,000
IQVIA Holdings, Inc.*(a)	9,800	1,861,412
Revvity, Inc.(a)	4,085	358,050
Thermo Fisher Scientific, Inc.	107,857	52,312,802
		57,760,433
Machinery — 3.9%
AGCO Corp.	34,364	3,679,353
CNH Industrial NV(a)	442,063	4,796,384
Cummins, Inc.	36,310	15,336,255
Deere & Co.	56,393	25,786,263
Dover Corp.	9,871	1,646,779
Flowserve Corp.	102,962	5,471,401
Fortive Corp.	12,142	594,837
Gates Industrial Corp. PLC*	203,498	5,050,820
IDEX Corp.(a)	5,170	841,469
Illinois Tool Works, Inc.(a)	39,648	10,338,612
Ingersoll Rand, Inc.(a)	180,537	14,915,967
Nordson Corp.	2,703	613,446
Otis Worldwide Corp.	225,235	20,593,236
PACCAR, Inc.(a)	74,789	7,353,254
Parker-Hannifin Corp.	27,801	21,077,328
Pentair PLC	12,000	1,329,120
Snap-on, Inc.(a)	5,669	1,964,479
Stanley Black & Decker, Inc.(a)	54,681	4,064,439
	Shares	Value
Common Stocks (continued)
Machinery (cont’d.)
Westinghouse Air Brake Technologies Corp.	11,649	$2,335,275
Xylem, Inc.	10,119	1,492,552
		149,281,269
Media — 1.4%
Charter Communications, Inc. (Class A Stock)*(a)	30,256	8,323,577
Comcast Corp. (Class A Stock)	1,045,734	32,856,962
Fox Corp. (Class A Stock)(a)	22,307	1,406,680
Fox Corp. (Class B Stock)(a)	23,310	1,335,430
News Corp. (Class A Stock)	18,644	572,557
News Corp. (Class B Stock)	8,805	304,213
Omnicom Group, Inc.(a)	79,144	6,452,610
Paramount Skydance Corp. (Class B Stock)(a)	15,300	289,476
WPP PLC (United Kingdom), ADR(a)	118,180	2,960,409
		54,501,914
Metals & Mining — 1.1%
Alcoa Corp.	58,558	1,925,973
Cleveland-Cliffs, Inc.*(a)	161,300	1,967,860
Freeport-McMoRan, Inc.	563,270	22,091,449
Newmont Corp.(a)	89,218	7,521,969
Nucor Corp.	13,400	1,814,762
Reliance, Inc.	4,325	1,214,590
Rio Tinto PLC (Australia), ADR	45,822	3,024,710
Steel Dynamics, Inc.	14,374	2,004,167
		41,565,480
Multi-Utilities — 1.9%
Dominion Energy, Inc.(a)	230,447	14,096,443
Sempra	461,610	41,535,668
WEC Energy Group, Inc.	163,267	18,708,765
		74,340,876
Office REITs — 0.2%
Vornado Realty Trust(a)	224,600	9,103,038
Oil, Gas & Consumable Fuels — 6.4%
APA Corp.(a)	398,402	9,673,201
Chevron Corp.	221,519	34,399,685
ConocoPhillips	420,698	39,793,824
Coterra Energy, Inc.	40,700	962,555
Diamondback Energy, Inc.(a)	20,492	2,932,405
Enterprise Products Partners LP, MLP	613,223	19,175,483
EOG Resources, Inc.	86,596	9,709,144
EQT Corp.	136,161	7,411,243
Equinor ASA (Norway), ADR(a)	107,456	2,619,777
Expand Energy Corp.	42,342	4,498,414
Exxon Mobil Corp.	503,653	56,786,876
Kinder Morgan, Inc.	75,447	2,135,905
Marathon Petroleum Corp.	18,300	3,527,142
Murphy Oil Corp.(a)	44,774	1,272,029
Occidental Petroleum Corp.(a)	52,600	2,485,350
ONEOK, Inc.	32,200	2,349,634
Ovintiv, Inc.	91,611	3,699,252
Phillips 66	15,600	2,121,912

A4

AST LARGE-CAP VALUE PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
	Shares	Value
Common Stocks (continued)
Oil, Gas & Consumable Fuels (cont’d.)
Range Resources Corp.	118,200	$4,449,048
Shell PLC	389,876	13,983,855
Shell PLC, ADR	67,973	4,862,109
Valero Energy Corp.(a)	93,460	15,912,500
Williams Cos., Inc. (The)	54,263	3,437,561
		248,198,904
Passenger Airlines — 0.9%
Delta Air Lines, Inc.	114,506	6,498,216
Southwest Airlines Co.(a)	743,431	23,722,883
United Airlines Holdings, Inc.*	35,100	3,387,150
		33,608,249
Personal Care Products — 0.2%
Estee Lauder Cos., Inc. (The) (Class A Stock)	4,236	373,276
Kenvue, Inc.	197,795	3,210,213
Unilever PLC (United Kingdom), ADR(a)	47,033	2,788,116
		6,371,605
Pharmaceuticals — 3.6%
AstraZeneca PLC (United Kingdom), ADR	331,530	25,434,982
Bristol-Myers Squibb Co.	122,969	5,545,902
GSK PLC, ADR(a)	81,121	3,501,182
Haleon PLC, ADR(a)	1,545,464	13,862,812
Johnson & Johnson	244,956	45,419,742
Merck & Co., Inc.	113,993	9,567,432
Novo Nordisk A/S (Denmark), ADR	271,305	15,054,714
Pfizer, Inc.	205,321	5,231,579
Royalty Pharma PLC (Class A Stock)	14,882	525,037
Sanofi SA	158,923	15,049,039
Viatris, Inc.	31,225	309,128
		139,501,549
Professional Services — 0.2%
Amentum Holdings, Inc.*	273	6,538
Jacobs Solutions, Inc.	4,500	674,370
Leidos Holdings, Inc.	14,073	2,659,234
SS&C Technologies Holdings, Inc.	21,358	1,895,736
TransUnion(a)	19,061	1,596,931
		6,832,809
Real Estate Management & Development — 0.1%
CBRE Group, Inc. (Class A Stock)*	15,323	2,414,292
CoStar Group, Inc.*	7,400	624,338
Zillow Group, Inc. (Class A Stock)*	2,000	148,880
Zillow Group, Inc. (Class C Stock)*	15,908	1,225,711
		4,413,221
Semiconductors & Semiconductor Equipment — 3.6%
Advanced Micro Devices, Inc.*	26,722	4,323,352
Analog Devices, Inc.	9,200	2,260,440
Applied Materials, Inc.	564	115,473
ASML Holding NV (Netherlands)	2,395	2,318,576
Broadcom, Inc.	71,326	23,531,161
	Shares	Value
Common Stocks (continued)
Semiconductors & Semiconductor Equipment (cont’d.)
Entegris, Inc.(a)	10,181	$941,335
First Solar, Inc.*(a)	9,020	1,989,181
GLOBALFOUNDRIES, Inc.*	6,100	218,624
Intel Corp.	534,790	17,942,204
Marvell Technology, Inc.	113,390	9,532,697
Microchip Technology, Inc.	333,304	21,404,783
Micron Technology, Inc.	38,400	6,425,088
NXP Semiconductors NV (Netherlands)	36,284	8,262,955
ON Semiconductor Corp.*(a)	69,929	3,448,199
QUALCOMM, Inc.(a)	77,582	12,906,542
Skyworks Solutions, Inc.	5,900	454,182
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan), ADR	80,589	22,507,702
		138,582,494
Software — 1.9%
Microsoft Corp.	87,450	45,294,727
Roper Technologies, Inc.	2,171	1,082,656
Salesforce, Inc.	55,590	13,174,830
Workday, Inc. (Class A Stock)*	50,700	12,205,011
Zoom Communications, Inc.*	8,889	733,343
		72,490,567
Specialized REITs — 0.7%
American Tower Corp.	85,909	16,522,019
Equinix, Inc.	14,011	10,973,976
		27,495,995
Specialty Retail — 0.9%
Home Depot, Inc. (The)	45,211	18,319,045
O’Reilly Automotive, Inc.*	161,965	17,461,447
		35,780,492
Technology Hardware, Storage & Peripherals — 1.8%
Hewlett Packard Enterprise Co.	227,448	5,586,123
Sandisk Corp.*	41,207	4,623,426
Seagate Technology Holdings PLC	154,769	36,534,770
Western Digital Corp.	193,439	23,224,286
		69,968,605
Textiles, Apparel & Luxury Goods — 0.3%
Kontoor Brands, Inc.	75,524	6,024,550
Lululemon Athletica, Inc.*	16,247	2,890,829
Tapestry, Inc.	16,311	1,846,731
		10,762,110
Tobacco — 1.1%
Philip Morris International, Inc.	272,754	44,240,699
Trading Companies & Distributors — 0.7%
AerCap Holdings NV (Ireland)	63,774	7,716,654
United Rentals, Inc.(a)	18,554	17,712,762
WESCO International, Inc.	9,548	2,019,402
		27,448,818
Water Utilities — 0.0%
Essential Utilities, Inc.	26,328	1,050,487

A5

AST LARGE-CAP VALUE PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
	Shares	Value
Common Stocks (continued)
Wireless Telecommunication Services — 0.7%
T-Mobile US, Inc.	108,107	$25,878,654

Total Common Stocks (cost $3,375,352,380)		3,686,449,506
Unaffiliated Exchange-Traded Funds — 3.0%
iShares Russell 1000 Value ETF	407,400	82,942,566
SPDR Portfolio S&P 500 Value ETF	641,725	35,506,644

Total Unaffiliated Exchange-Traded Funds (cost $101,831,048)		118,449,210

Total Long-Term Investments (cost $3,477,183,428)		3,804,898,716
Short-Term Investments — 12.1%
Affiliated Mutual Funds — 12.1%
PGIM Core Government Money Market Fund (7-day effective yield 4.308%)(wb)	57,315,269	57,315,269
PGIM Institutional Money Market Fund (7-day effective yield 4.350%) (cost $407,887,419; includes $406,596,384 of cash collateral for securities on loan)(b)(wb)	408,138,208	407,893,325

Total Affiliated Mutual Funds (cost $465,202,688)		465,208,594

Interest Rate	Maturity Date	Principal Amount (000)#
U.S. Treasury Obligations(n) — 0.0%
U.S. Treasury Bills
4.137%	10/02/25	250	249,972
4.206%	11/06/25	1,049	1,044,780
4.209%	12/04/25	20	19,862

Total U.S. Treasury Obligations (cost $1,314,498)				1,314,614

Total Short-Term Investments (cost $466,517,186)				466,523,208

TOTAL INVESTMENTS—110.5% (cost $3,943,700,614)				4,271,421,924

Liabilities in excess of other assets(z) — (10.5)%				(405,978,959)

Net Assets — 100.0%				$3,865,442,965

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
DKK	Danish Krone
EUR	Euro
GBP	British Pound

ADR	American Depositary Receipt
CITI	Citibank, N.A.
ETF	Exchange-Traded Fund
GSI	Goldman Sachs International
LP	Limited Partnership
MLP	Master Limited Partnership
MSI	Morgan Stanley & Co. International PLC
OTC	Over-the-counter
REITs	Real Estate Investment Trust
S&P	Standard & Poor’s
SPDR	Standard & Poor’s Depositary Receipts

*	Non-income producing security.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $398,453,771; cash collateral of $406,596,384 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(n)	Rate shown reflects yield to maturity at purchased date.
(wb)	Represents an investment in a Fund affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Forward foreign currency exchange contracts outstanding at September 30, 2025:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Euro,
Expiring 12/17/25	MSI	EUR	983	$1,165,803	$1,159,753	$—	$(6,050)
A6

AST LARGE-CAP VALUE PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2025 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Euro (cont’d.),
Expiring 12/17/25	MSI	EUR	674	$794,682	$794,869	$187	$—
				$1,960,485	$1,954,622	187	(6,050)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
British Pound,
Expiring 12/17/25	CITI	GBP	19,060	$25,832,801	$25,635,651	$197,150	$—
Expiring 12/17/25	GSI	GBP	131	177,418	176,064	1,354	—
Danish Krone,
Expiring 12/17/25	MSI	DKK	27,962	4,413,631	4,421,067	—	(7,436)
Expiring 12/17/25	MSI	DKK	27,698	4,378,669	4,379,357	—	(688)
Expiring 12/17/25	MSI	DKK	22,355	3,545,046	3,534,602	10,444	—
Euro,
Expiring 12/17/25	GSI	EUR	12,903	15,215,907	15,216,423	—	(516)
				$53,563,472	$53,363,164	208,948	(8,640)
						$209,135	$(14,690)
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A7